Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE
Revenues	$ 35,867,356	$ 25,172,654	$ 22,375,414
OPERATING EXPENSES
Commissions and voyage related costs	2,523,842	789,149	468,067
Vessel operating expenses	18,215,487	14,598,071	12,186,825
Charter hire costs	0	1,699,943	1,663,380
Depreciation	8,388,208	6,195,416	5,343,091
Amortization of deferred drydock expenditure	1,420,814	441,491	0
General and administrative expenses	5,669,935	2,975,139	2,599,031
Total operating expenses	36,218,286	26,699,209	22,260,394
(Loss) / profit from operations	(350,930)	(1,526,555)	115,020
Interest expense and finance costs	(3,464,006)	(2,966,014)	(3,080,472)
Interest income	6,059	4,713	3,608
Loss before taxes	(3,808,877)	(4,487,856)	(2,961,844)
Income tax	(33,726)	(51,237)	(13,426)
Net loss	$ (3,842,603)	$ (4,539,093)	$ (2,975,270)
Loss per share, basic and diluted (in dollars per share)	$ (0.31)	$ (0.56)	$ (0.37)
Weighted average number of common shares, basic and diluted	12,241,599	8,049,500	8,049,500